Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Statement of comprehensive income [abstract]
Revenue	£ 249	£ 3,874	[1]
Other operating income	4,871	3,455	[1]
Operating expenses
Research and development	(8,273)	(11,590)	[1]
General and administration	(1,655)	(2,328)	[1]
Total operating expenses	(9,928)	(13,918)	[1]
Operating loss	(4,808)	(6,589)	[1]
Finance income	2	1	[1]
Finance costs	(61)	(200)	[1]
Loss before income tax	(4,867)	(6,788)	[1],[2]
Income tax	842	946	[1]
Loss for the period	(4,025)	(5,842)	[1]
Other comprehensive income
Exchange differences on translating foreign operations	3	7	[1]
Total comprehensive loss for the period	£ (4,022)	£ (5,835)	[1]
Basic and diluted loss per ordinary share from operations (in GBP per share)	£ (0.03)	£ (0.08)

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’